John Hancock Funds II

John Hancock U.S. Equity Fund

Supplement dated 9–18–12 to the current Prospectus

Effective immediately, Dr. David Cowan and Dr. Thomas Hancock are the portfolio managers responsible for managing the U.S. Equity Fund (the “Fund”) and Sam Wilderman is no longer a portfolio manager of the Fund. Accordingly, all references to Sam Wilderman in the Prospectus are hereby deleted and the information under the “Portfolio management” heading in the “Fund summary” section is amended and restated as follows:

Dr. David Cowan

Co-director of the Quantitative Equity Team

Managed fund since 2006

Dr. Thomas Hancock

Co-director of the Quantitative Equity Team

Managed fund since inception

In the “Fund details—Who’s who” section, under the “Subadviser” heading, the information about the portfolio managers is amended and restated, as follows:

Dr. David Cowan

•	Co-director of the Quantitative Equity Team

•	Managed fund since 2006

•	Joined GMO in 2006

Dr. Thomas Hancock

•	Co-director of the Quantitative Equity Team

•	Managed fund since inception

•	Joined GMO in 1995

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated 9–18–12 to the current Prospectus

U.S. Equity Fund

Effective immediately, Dr. David Cowan and Dr. Thomas Hancock are the portfolio managers responsible for managing the U.S. Equity Fund (the “Fund”) and Sam Wilderman is no longer a portfolio manager of the Fund. Accordingly, all references to Sam Wilderman in the Prospectus are hereby deleted and the portfolio manager information in the Fund profile section of the Prospectus under the heading “Management” is amended and restated as follows:

Subadviser	Portfolio Managers
Grantham, Mayo, Van Otterloo & Co. LLC	Dr. David Cowan. Co-Director of Quantitative Equity Division; managed fund since 2006.

Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since 2005.

The following information amends and restates the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading “Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)”:

•

Dr. David Cowan. Co-Director of the Division; joined GMO in 2006 and has been responsible for portfolio management of GMO’s domestic quantitative equity portfolios since 2006 and GMO’s international quantitative equity portfolios since 2009.

•

Dr. Thomas Hancock. Co-Director of the Division; joined GMO in 1995 and has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated September 18, 2012

to the Statement of Additional Information dated December 31, 2011

John Hancock U.S. Equity Fund

Effective immediately, Dr. David Cowan and Dr. Thomas Hancock are the portfolio managers responsible for managing the U.S. Equity Fund (the “Fund”) and Sam Wilderman is no longer a portfolio manager of the Fund.

The following amends and restates the portfolio manager information presented in Appendix B to the SAI relating to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) regarding the portfolio managers of the Fund. All references and information relating to Sam Wilderman are hereby deleted.

The following table reflects information as of September 11, 2012:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Dr. David Cowan	21	$43,942,441,871.91	8	$3,753,519,070.41	42	$8,274,542,139.36
Dr. Thomas Hancock	21	$43,942,441,871.91	8	$3,753,519,070.41	42	$8,274,542,139.36

Other Accounts Managed—Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Dr. David Cowan	0	0	2	$1,806,753,348.37	6	$1,346,760,781.70
Dr. Thomas Hancock	0	0	2	$1,806,753,348.37	6	$1,346,760,781.70

Ownership of fund shares. Dr. David Cowan did not beneficially own any shares of the Fund as of September 11, 2012.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.